SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF GRANTED OPTIONS

The Company has granted options over ADSs to certain employees.

	Number of Share Options	Weighted Average Exercise Price
Outstanding at December 31, 2023	533	£4,600
Granted during the period	-	-
Exercised during the period	-	-
Forfeited during the period	-	-
Outstanding at June 30, 2024	533	£4,600

Exerciseable at June 30, 2024	533	£4,600
Unexerciseable at June 30, 2024	-	-

The Company has granted options over ADSs to certain employees and directors.

*	Number of Share Options	Weighted Average Exercise Price
Outstanding at December 31, 2023	3,707	$2,300
Granted during the period	128,234	11.21
Exercised during the period	(12,107)	0.03
Cancelled during the period	(93)	42,400
Outstanding at June 30, 2024	119,741	$50.27

Exerciseable at June 30, 2024	100,908	$55.70
Unexerciseable at June 30, 2024	18,833	13.00